Liabilities for Guarantee Benefits (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	$ 575,841
Less: reinsurance recoverable	90,966
Net beginning balance	484,875
Incurred guarantee benefits	159,104
Paid guarantee benefits	(108,252)
Net change	50,852
Net ending balance	535,727
Plus reinsurance recoverable	107,064
Gross ending balance	642,791
Predecessor
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance		308,402	249,183
Less: reinsurance recoverable		308,402	249,183
Net beginning balance		0	0
Incurred guarantee benefits		0	0
Paid guarantee benefits		0	0
Net change		0	0
Net ending balance		0	0
Plus reinsurance recoverable		317,382	308,402
Gross ending balance		317,382	308,402
Variable Annuity | GMDB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	8,057
Less: reinsurance recoverable	8,057
Net beginning balance	0
Incurred guarantee benefits	0
Paid guarantee benefits	0
Net change	0
Net ending balance	0
Plus reinsurance recoverable	8,358
Gross ending balance	8,358
Variable Annuity | GMIB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	7,122
Less: reinsurance recoverable	7,122
Net beginning balance	0
Incurred guarantee benefits	0
Paid guarantee benefits	0
Net change	0
Net ending balance	0
Plus reinsurance recoverable	8,240
Gross ending balance	8,240
Variable Annuity | GMWB/GMAB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	8,499
Less: reinsurance recoverable	8,499
Net beginning balance	0
Incurred guarantee benefits	0
Paid guarantee benefits	0
Net change	0
Net ending balance	0
Plus reinsurance recoverable	6,733
Gross ending balance	6,733
Variable Annuity | Predecessor | GMDB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance		8,444	9,390
Less: reinsurance recoverable		8,444	9,390
Net beginning balance		0	0
Incurred guarantee benefits		0	0
Paid guarantee benefits		0	0
Net change		0	0
Net ending balance		0	0
Plus reinsurance recoverable		8,057	8,444
Gross ending balance		8,057	8,444
Variable Annuity | Predecessor | GMIB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance		8,743	19,484
Less: reinsurance recoverable		8,743	19,484
Net beginning balance		0	0
Incurred guarantee benefits		0	0
Paid guarantee benefits		0	0
Net change		0	0
Net ending balance		0	0
Plus reinsurance recoverable		7,122	8,743
Gross ending balance		7,122	8,743
Variable Annuity | Predecessor | GMWB/GMAB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance		9,444	19,621
Less: reinsurance recoverable		9,444	19,621
Net beginning balance		0	0
Incurred guarantee benefits		0	0
Paid guarantee benefits		0	0
Net change		0	0
Net ending balance		0	0
Plus reinsurance recoverable		8,499	9,444
Gross ending balance		8,499	9,444
Secondary Guarantees Interest-Sensitive Life and Fixed Annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	552,163
Less: reinsurance recoverable	67,288
Net beginning balance	484,875
Incurred guarantee benefits	159,104
Paid guarantee benefits	(108,252)
Net change	50,852
Net ending balance	535,727
Plus reinsurance recoverable	83,733
Gross ending balance	619,460
Secondary Guarantees Interest-Sensitive Life and Fixed Annuities | Predecessor
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance		281,771	200,688
Less: reinsurance recoverable		281,771	200,688
Net beginning balance		0	0
Incurred guarantee benefits		0	0
Paid guarantee benefits		0	0
Net change		0	0
Net ending balance		0	0
Plus reinsurance recoverable		293,704	281,771
Gross ending balance		$ 293,704	$ 281,771